Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of December 31, 2021
	Life Remaining	Gross Carrying	Accumulated	Net Carrying
	(Years)	Amount	Amortization	Amount
Homeowner contracts	5	$253,359	$(48,669)	$204,690
Databases, photos, and property listings	1	25,659	(15,953)	9,706
Trade names	1	9,908	(8,370)	1,538
Other(1)	4	3,022	(2,457)	565
Total intangible assets		$291,948	$(75,449)	$216,499

	Weighted
	Average Useful	As of December 31, 2021
	Life Remaining	Gross Carrying	Accumulated	Net Carrying
	(Years)	Amount	Amortization	Amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other(1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426
(1)	Other intangible assets primarily consisted of noncompete agreements, websites, and domain names.

Schedule of Company Estimated Future Amortization of Intangible Assets

Year Ending December 31:	Amount
2022	$52,448
2023	47,098
2024	42,240
2025	39,330
2026	19,052
Thereafter	16,331
Total	$216,499

Schedule of Changes in Goodwill

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Year Ended December 31,
	2021	2020
Balance at beginning of period	$121,487	$115,914
Acquisitions	632,983	5,486
Foreign exchange translation and other	36	87
Balance at end of period	$754,506	$121,487